Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2012
Fair Value Measurements [Abstract]
Summary of financial assets, measured at fair value on a recurring basis

	December 31, 2010			December 31, 2011			September 30, 2012
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
							(unaudited)
	(in thousands)
Financial Assets:
Cash and cash equivalents
Money market mutual fund	$—	$—	$—	$—	$—	$—	$14,756	$—	$—
U.S. municipal securities	—	—	—	—	—	—	3,670	—	—
Short-term marketable securities
Certificates of deposit and treasury notes	750	—	—	250	—	—	—	—	—

Total	$750	$—	$—	$250	$—	$—	$18,426	$—	$—